Reporting Entity - Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [abstract]
Amount of cash in Getcom Int'l Investments S.L.	$ 1,764
Carrying amount of the Getcom Int'l Investments S.L. assets, without cash	20,561
Carrying amount of the Getcom Int'l Investments S.L. liabilities	(6,980)
Net Assets of the subsidiary	15,345
Non-controlling interest	(7,674)
AVH participation	7,671
Portion of the consideration consisting of cash	18,000
Portion of the consideration consisting of accounts receivables	250
Fair Value of the received consideration	18,250
Gains on the sale of the subsidiary	$ 10,579